Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			15 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Restricted Cash and Investments, Current	$ 2,600,000	$ 2,500,000		$ 2,600,000
Cash, Uninsured Amount	5,500,000			5,500,000
Uninsured Federal Reserve Bank Federal Home Loan Bank Cash	3,900,000			3,900,000
Loans Receivable, Accrual of Interest	628,000	650,000		628,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Common stock sold	5,672,968	5,924,209		5,672,968
Common stock, shares outstanding	5,672,968	5,924,209		5,672,968
Cash and cash equivalents with original maturities	90 days
Interest income on mortgage and commercial loans discontinued, period	90 days
Consumer loans are charged off	120 days
Nonaccrual loans and loans past due	90 days
Commercial portfolio segments			24 months
Actual loss history experiencing period for all other portfolio segments	3 years			3 years
Loan servicing fees, net	112,000	103,000
Tax benefit percentage	50.00%			50.00%
Income tax expense benefit for tax positions	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest-earning time deposits maturity period	1 year
Period of individual loans are sold by the mortgage company	30 days
Estimated useful lives initially measured at fair value	4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest-earning time deposits maturity period	3 years
Period of individual loans are sold by the mortgage company	90 days
Estimated useful lives initially measured at fair value	15 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components	5 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components	30 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components	3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components	10 years